Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 84,933	$ 173,608
Accounts receivable, net	44,365	114,325
Unbilled receivables	19,937	22,599
Inventories	32,721	51,162
Prepaid expenses and other current assets	14,807	13,662
Total current assets	196,763	375,356
Deferred income tax asset	0	8,604
Property, plant, equipment and seismic rental equipment, net	72,027	69,840
Multi-client data library, net	132,237	118,669
Goodwill	26,274	27,388
Intangible assets, net	4,810	6,788
Other assets	6,305	10,612
Total assets	438,416	617,257
Current liabilities:
Current maturities of long-term debt	7,912	7,649
Accounts payable	29,799	36,863
Accrued expenses	34,287	65,264
Accrued multi-client data library royalties	25,045	35,219
Deferred revenue	6,560	8,262
Total current liabilities	103,603	153,257
Long-term debt, net of current maturities	178,408	182,945
Other long-term liabilities	44,365	143,804
Total liabilities	326,376	480,006
Redeemable noncontrolling interest	0	1,539
Commitments and contingencies
Stockholders' equity:
Common stock, $0.01 par value; authorized 26,666,667 shares; outstanding 10,702,689 and 10,965,606 shares at December 31, 2015 and 2014, respectively, net of treasury stock	107	110
Additional paid-in capital	894,715	889,284
Accumulated deficit	(759,531)	(734,409)
Accumulated other comprehensive loss	(14,781)	(12,807)
Treasury stock, at cost, 353,124 and 56,636 shares at December 31, 2015 and 2014 respectively	(8,551)	(6,565)
Total stockholders’ equity	111,959	135,613
Noncontrolling interests	81	99
Total equity	112,040	135,712
Total liabilities and equity	$ 438,416	$ 617,257